Annual Operating Expenses {- Fidelity Flex Large Cap Value Fund} - 04.30 Fidelity Flex Large Cap Value Fund PRO-06 - Fidelity Flex Large Cap Value Fund - Fidelity Flex Large Cap Value Fund	Mar. 18, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none	[1]

[1]

(a)The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.